SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Common Share And Segment Reporting (Details)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) segment $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Basic Earnings per common share
Net income (loss)	$ (570,333)	$ 1,191,840	$ (834)	$ 621,507	$ (834)	$ (1,000)	$ (1,000)	$ 1,910,487
Net (Loss) Income available to common shareholders	(570,333)		(834)	621,507	(834)		(1,000)	1,910,487
Basic earnings per common share:
Net income (loss)	$ (570,333)		$ (834)	$ 621,507	$ (834)		$ (1,000)	$ 1,910,487
Basic weighted average shares outstanding | shares	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,732,021
Basic net income (loss) per common share | $ / shares	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.25
Diluted earnings per common share:
Net income (loss)	$ (570,333)		$ (834)	$ 621,507	$ (834)		$ (1,000)	$ 1,910,487
Basic weighted average shares outstanding | shares	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,732,021
Weighted average diluted shares outstanding | shares	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,991,952
Diluted net income (loss) per common share | $ / shares	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.24
Number of shares excluded from calculation of net income per common share because their inclusion would be anti-dilutive | shares				14,115,358				14,115,358
New Dragonfly
Basic Earnings per common share
Net income (loss)				$ (3,767,000)	$ 4,177,000			$ 4,338,000	$ 6,878,000
Income available for distribution				(3,767,000)	4,177,000			4,338,000	6,878,000
Income allocated to participating securities, Net				0	1,389,000			(1,405,000)	(2,290,000)
Net (Loss) Income available to common shareholders				(3,767,000)	2,788,000			2,933,000	4,588,000
Basic earnings per common share:
Net income (loss)				$ (3,767,000)	$ 2,788,000			$ 2,933,000	$ 4,588,000
Basic weighted average shares outstanding | shares				20,952,757	20,053,843			20,101,129	20,040,470
Basic net income (loss) per common share | $ / shares				$ (0.18)	$ 0.14			$ 0.15	$ 0.23
Diluted earnings per common share:
Net income (loss)				$ (3,767,000)	$ 2,788,000			$ 2,933,000	$ 4,588,000
Basic weighted average shares outstanding | shares				20,952,757	20,053,843			20,101,129	20,040,470
Dilutive effect related to stock options (in shares) | shares								1,829,979	1,348,315
Weighted average diluted shares outstanding | shares				20,952,757	21,643,596			21,931,108	21,388,785
Diluted net income (loss) per common share | $ / shares				$ (0.18)	$ 0.13			$ 0.13	$ 0.21
Number of shares excluded from calculation of net income per common share because their inclusion would be anti-dilutive | shares				2,675,378	0			0	0
Number of operating segments				1				1	1